BUSINESS ACQUISITION - Narratives (Details) $ in Millions	10 Months Ended
Dec. 31, 2025 ARS ($)
BUSINESS ACQUISITION
Revenues of acquiree	$ 2,748,493
Net loss of acquiree	61,044
Revenues	3,299,999
Net income	$ 182,838